PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Index Solution 2030 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 33.4%
1,102,257  Schwab U.S. TIPS
ETF
$ 29,705,826
2.9
534,796  Vanguard Long-Term
Treasury ETF
30,408,501
3.0
5,281,730
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
259,861,116
25.5
530,580  Xtrackers USD High
Yield Corporate Bond
ETF
19,689,824
2.0
Total Exchange-Traded
Funds
(Cost $338,075,170)
339,665,267
33.4
MUTUAL FUNDS : 66.4%
Affiliated Investment Companies : 66.4%
2,107,627  Voya Short Duration
Bond Fund - Class R6
19,790,615
1.9
4,230,693  Voya U.S. Bond Index
Portfolio - Class I
38,837,764
3.8
2,595,772  Voya VACS Index
Series EM Portfolio
36,989,757
3.6
11,454,047  Voya VACS Index
Series I Portfolio
153,598,766
15.1
3,051,009  Voya VACS Index
Series MC Portfolio
39,907,191
3.9
23,071,287  Voya VACS Index
Series S Portfolio
366,372,034
36.0
1,872,566  Voya VACS Index
Series SC Portfolio
21,159,991
2.1
Total Mutual Funds
(Cost $528,687,833)
676,656,118
66.4
Total Long-Term
Investments
(Cost $866,763,003)
1,016,321,385
99.8
Total Investments in
Securities
(Cost $866,763,003) $ 1,016,321,385 99.8
Assets in Excess of
Other Liabilities 1,780,099 0.2
Net Assets $ 1,018,101,484 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Index Solution 2030 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 339,665,267 $ — $ — $ 339,665,267
Mutual Funds 676,656,118 — — 676,656,118
Total Investments, at fair value $ 1,016,321,385 $ — $ — $ 1,016,321,385
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Russell
TM
Large Cap Growth
Index - Class I
$ — $ 10,037,552 $ (10,037,552) $ — $ — $ 17,748 $ 1,074,944 $ 992,473
Voya Short Duration Bond Fund -
Class R6
23,757,170 2,753,968 (6,921,694) 201,171 19,790,615 714,743 (64,196) —
Voya U.S. Bond Index Portfolio -
Class I
46,160,916 24,464,456 (33,155,812) 1,368,204 38,837,764 1,207,591 (333,775) —
Voya VACS Index Series EM
Portfolio
32,461,074 2,026,145 (4,621,792) 7,124,330 36,989,757 593,990 785,036 4,902
Voya VACS Index Series I Portfolio
144,588,652 19,752,793 (32,871,041) 22,128,362 153,598,766 3,961,620 6,717,859 —
Voya VACS Index Series MC
Portfolio
45,681,063 21,586,658 (24,757,121) (2,603,409) 39,907,191 676,430 3,575,978 1,119,681
Voya VACS Index Series S
Portfolio
317,043,829 58,443,967 (26,808,967) 17,693,205 366,372,034 4,054,289 12,926,493 13,820,924
Voya VACS Index Series SC
Portfolio
22,846,931 4,747,072 (5,302,708) (1,131,304) 21,159,991 487,646 558,958 2,106,448
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
234,882,147 26,479,291 (7,772,400) 6,272,078 259,861,116 8,988,996 (263,675) —
$ 867,421,782 $ 170,291,902 $ (152,249,087) $ 51,052,637 $ 936,517,234 $ 20,703,053 $ 24,977,622 $ 18,044,428
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 150,872,375
Gross Unrealized Depreciation (1,313,993)
Net Unrealized Appreciation $ 149,558,382